Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

1. Organization

The Business

Banzai International, Inc. (the “Company” or “Banzai”) was incorporated in Delaware on September 30, 2015. Banzai is a leading enterprise SaaS Video Engagement platform used by marketers to power webinars, trainings, virtual events, and on-demand video content.

Reverse Stock Splits

On August 29, 2024, the Company held a special meeting of securityholders (the “Special Meeting”). At the Special Meeting, the Company’s securityholders approved the proposal to amend the Second Amended and Restated Certificate of Incorporation to effect a reverse stock split with respect to the Company’s issued and outstanding Class A Common Stock, at a ratio of up to 1-for-50, with the final ratio and exact timing to be determined at the discretion of the Board of Directors (the “2024 Reverse Stock Split”). On September 10, 2024, the Board determined to effect a reverse stock split at a ratio of 1-for-50, effective as of September 19, 2024 and filed an amendment with the Secretary of State of the State of Delaware. The Class B Common Stock was not affected by the 2024 Reverse Stock Split.

On June 27, 2025, the stockholders of the Company collectively approved an amendment to the Company’s Certificate of Incorporation, as amended and restated, to effect a reverse stock split (the “2025 Reverse Stock Split”) of the Company’s outstanding Class A Common Stock and Class B Common Stock at a ratio of 1-for-10 effective on July 8, 2025.

No cash or fractional shares were issued in connection with the 2024 Reverse Stock Split and 2025 Reverse Stock Split, and instead the Company rounded up to the next whole share in lieu of issuing fractional shares that would have been issued in the reverse split. Proportional adjustments were made to the number of shares of Class A Common Stock issuable upon exercise or conversion of the Company’s outstanding stock options and warrants, the exercise price or conversion price (as applicable) of the Company’s outstanding stock options and warrants, and the number of shares reserved for issuance under the Company’s equity incentive plan. All Class A Common Stock share and per share information included in this Quarterly Report on Form 10-Q has been retroactively adjusted to reflect the impact of the Reverse Stock Split.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to public companies that are not emerging growth companies.

Section 102(b) (1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply. Private companies are those companies that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act of 1934, as amended (the “Exchange Act”). The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies. Any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, it adopts the new or revised standard at the time private companies adopt the new or revised standard. Therefore, the Company’s financial statements may not be comparable to certain public companies.

Revision of Prior Period Financial Statements

A revision was made to correct an immaterial overstatement of revenue for the three and six months ending June 30, 2025, due to an incorrect calculation of revenue recognition. To correct the identified error, the Company made certain revisions in this Form 10-Q, with respect to the revenue amounts for the three and six months ended June 30, 2025. The Company corrected the historic amounts for the three and six months ended June 30, 2025 to reflect the correction of this immaterial error rather than record a cumulative out-of-period adjustment in the current three month period ended September 30, 2025.

1. Organization

The Business

Banzai International, Inc. (the “Company” or “Banzai”) was incorporated in Delaware on September 30, 2015. Banzai is a leading enterprise SaaS Video Engagement platform used by marketers to power webinars, trainings, virtual events, and on-demand video content.

Reverse Stock Split

On August 29, 2024, the Company held a special meeting of securityholders (the “Special Meeting”). At the Special Meeting, the Company’s securityholders approved the proposal to amend the Second Amended and Restated Certificate of Incorporation to effect a reverse stock split with respect to the Company’s issued and outstanding Class A Common Stock, at a ratio of up to 1-for-50, with the final ratio and exact timing to be determined at the discretion of the Board of Directors (the “Reverse Stock Split”). On September 10, 2024, the Board determined to effect a reverse stock split at a ratio of 1-for-50, effective as of September 19, 2024 and filed an amendment with the Secretary of State of the State of Delaware. The Class B Common Stock was not affected by the Reverse Stock Split.

No cash or fractional shares were issued in connection with the Reverse Stock Split, and instead the Company rounded up to the next whole share in lieu of issuing factional shares that would have been issued in the reverse split. Proportional adjustments were made to the number of shares of Class A Common Stock issuable upon exercise or conversion of the Company’s outstanding stock options and warrants, the exercise price or conversion price (as applicable) of the Company’s outstanding stock options and warrants, and the number of shares reserved for issuance under the Company’s equity incentive plan. All Class A Common Stock share and per share information included herein has been retroactively adjusted to reflect the impact of the Reverse Stock Split.

Close of the Merger

On December 14, 2023 (the “Closing Date”), 7GC & Co. Holdings Inc. (“7GC”), our predecessor company, consummated the business combination pursuant to the Agreement and Plan of Merger and Reorganization, dated as of December 8, 2022 (the “Original Merger Agreement”), by and among 7GC, Banzai International, Inc. (“Legacy Banzai”), 7GC Merger Sub I, Inc., an indirect wholly owned subsidiary of 7GC (“First Merger Sub”), and 7GC Merger Sub II, LLC, a direct wholly owned subsidiary of 7GC (“Second Merger Sub”), as amended by the Amendment to Agreement and Plan of Merger, dated as of August 4, 2023 (the “Merger Agreement Amendment” and, together with the Original Merger Agreement, the “Merger Agreement”), by and between 7GC and Legacy Banzai.

Pursuant to the terms of the Merger Agreement, a business combination between 7GC and Legacy Banzai was effected through (a) the merger of First Merger Sub with and into Legacy Banzai, with Legacy Banzai surviving as a wholly-owned subsidiary of 7GC (Legacy Banzai, in its capacity as the surviving corporation of the merger, the “Surviving Corporation”) (the “First Merger”) and (b) the subsequent merger of the Surviving Corporation with and into Second Merger Sub, with Second Merger Sub being the surviving entity of the Second Merger, which ultimately resulted in Legacy Banzai becoming a wholly-owned direct subsidiary of 7GC (the “Second Merger” and, together with the First Merger, the “Mergers” and, collectively with the other transactions described in the Merger Agreement, the “Merger”). On the Closing Date, and in connection with the closing of the Merger (the “Closing”), 7GC changed its name to Banzai International, Inc.

Although 7GC was the legal acquirer of Legacy Banzai in the merger, Legacy Banzai is deemed to be the accounting acquirer, and the historical financial statements of Legacy Banzai became the basis for the historical financial statements of the Company upon the closing of the merger.

As a result, the financial statements included here reflect (i) the historical operating results of Legacy Banzai prior to the merger; (ii) the combined results of 7GC and Legacy Banzai following the close of the merger; (iii) the assets and liabilities of Legacy Banzai at their historical cost and (iv) the Legacy Banzai’s equity structure for all periods presented, as affected by the recapitalization presentation after completion of the merger.

The aggregate consideration payable to securityholders of Legacy Banzai at the Closing consisted of a number of shares of Class A Common Stock or shares of Class B Common Stock, and cash in lieu of any fractional shares of Class A Common Stock or shares of Class B Common Stock that would otherwise have been payable to any Legacy Banzai securityholders, equal to $100,000,000. See Note 4 - Reverse Merger Capitalization with 7GC & Co. Holdings Inc. for further details of the merger.

Emerging Growth Company

Upon closure of the Merger, the Company became an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to public companies that are not emerging growth companies.

Section 102(b) (1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply. Private companies are those companies that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act of 1934, as amended (the “Exchange Act”). The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies. Any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, it adopts the new or revised standard at the time private companies adopt the new or revised standard. Therefore, the Company’s financial statements may not be comparable to certain public companies.

Reclassifications

Certain amounts in the prior year’s consolidated financial statements, as of December 31, 2023 have been reclassified to conform to the current period’s presentation. This involved reclassifying the debt outstanding and associated interest expense on the debt outstanding with counterparty CP BF which were previously disclosed as Convertible Notes and Notes payable, and Interest expense, respectively, to Convertible notes - related party and Notes payable - related party, net of discount, and Interest expense - related party, respectively. This reclassification had no effect on the Company’s loss from operations, net loss, or net loss per share.